Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnins per Common Share
The following table sets forth the computation of basic and diluted earnings per common share (in millions, except per share amounts):

	For the Year Ended December 31,
	2011	2010	2009
Basic:
Numerator:
Income from continuing operations	$205.8	$930.7	$110.4
Less: Net income attributable to noncontrolling interests included in continuing operations	(47.0)	(40.9)	(33.3)
Less: Convertible perpetual preferred stock dividends	(26.0)	(26.0)	(26.0)
Income from continuing operations attributable to HealthSouth common shareholders	132.8	863.8	51.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	49.9	9.2	17.7
Net income attributable to HealthSouth common shareholders	$182.7	$873.0	$68.8
Denominator:
Basic weighted average common shares outstanding	93.3	92.8	88.8
Basic earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$1.42	$9.31	$0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.54	0.10	0.19
Net income attributable to HealthSouth common shareholders	$1.96	$9.41	$0.77
Diluted:
Numerator:
Income from continuing operations	$205.8	$930.7	$110.4
Less: Net income attributable to noncontrolling interests included in continuing operations	(47.0)	(40.9)	(33.3)
Income from continuing operations attributable to HealthSouth common shareholders	158.8	889.8	77.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	49.9	9.2	17.7
Net income attributable to HealthSouth common shareholders	$208.7	$899.0	$94.8
Denominator:
Diluted weighted average common shares outstanding	109.2	108.5	103.3
Diluted earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$1.42	$8.20	$0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.54	0.08	0.19
Net income attributable to HealthSouth common shareholders	$1.96	$8.28	$0.77